Advances to Suppliers - Schedule of Allowance for Credit Loss for the Advances to Suppliers (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Allowance for Credit Loss for the Advances to Suppliers [Abstract]
Advances to suppliers	$ 7,885,942	$ 12,697,192
Less: allowance for credit losses
Advances to suppliers, net	$ 7,885,942	$ 12,697,192